Income taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Current:
Federal	$ 0	$ 105,492	$ 0	$ 386,273
States	11,024	1,797	22,590	11,596
Foreign	0	0	0	0
Total current income tax provision	11,024	107,289	22,590	397,869
Deferred:
Federal	271,732	(558,437)	(568,897)	(1,818,222)
States	94,210	(114,675)	(106,357)	(421,382)
Foreign	181	(23,758)	64,990	(243,391)
Total deferred taxes	366,123	(696,870)	(610,264)	(2,482,995)
Total provision for income taxes	$ 377,147	$ (589,581)	$ (587,674)	$ (2,085,126)